NON—CONTROLLING INTERESTS - NARRATIVE (Details) - USD ($)				1 Months Ended			12 Months Ended
	Nov. 24, 2023	Oct. 31, 2022	Sep. 17, 2021	Dec. 31, 2021	Mar. 31, 2021	Sep. 30, 2018	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Loss on sale of investment properties		$ 486,863
Distributions to non-controlling partners							$ 9,561,850	$ 4,522,936	$ 2,067,803
Noncash distributions to non-controlling partners							380,950	0	0
Capital contributions from non-controlling partners							3,303,450	5,868,152	700,000
Noncash contributions from non-controlling interests							$ 0	$ 2,162	$ 0
Two partnership entities
IfrsStatementLineItems [Line Items]
Percentage of interest not own			100.00%			100.00%
Three partnership entities
IfrsStatementLineItems [Line Items]
Percentage of interest not own				100.00%
One Partnership Entity
IfrsStatementLineItems [Line Items]
Percentage of interest not own					100.00%
Description of group participation in partnership entity					According to the initial terms of the partnership agreement, the Company participation in the partnership entity will be 50% during the construction of the first two phases with a dilution in the construction of the remaining two phases for a total participation of 33% at the end of the fourth phase.
Capiaradix fondode inversion
IfrsStatementLineItems [Line Items]
Ownership interest percentage	60.00%
Ownership interest decreased percent	40.00%